BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 22, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities				$ 1,768,803	$ 742,899
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest				11,977,065	5,819,937
Retained Earnings (Accumulated Deficit)		$ 29,281,674		29,281,674	15,911,895
Cash and Cash Equivalents, at Carrying Value		1,499,866		1,499,866	8,304
Working Capital		276,916		276,916
Convertible Debt, Current		$ 35,000		$ 35,000	$ 137,500
Debt conversion shares issued					332,804
Conversion price per share		$ 6.40		$ 6.40	$ 8.80
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 2,500,000	$ 2,221,000	$ 100,000
Proceeds from Issuance of Warrants				467,857
Proceeds from Convertible Debt		$ 605,000		605,000
Convertible Notes Payable, Current					$ 3,598,000
Debt Instrument, Interest Rate, Stated Percentage		6.00%		6.00%
Class of Warrant or Right, Outstanding		37,083		37,083	1,154	3,154
Common Stock [Member]
Convertible Notes Payable, Current		$ 5,000,000		$ 5,000,000
Class of Warrant or Right, Outstanding		25,208		25,208
Subsequent Event [Member]
Convertible Debt, Current	$ 0
Convertible Debt	$ 35,000
Debt conversion shares issued	5,469
Conversion price per share	$ 6.40
Redeemable Preferred Stock [Member]
Convertible Debt, Current		$ 35,000		$ 35,000
Debt Instrument, Debt Default, Amount		$ 480,000		$ 480,000